Segment Information (Details) - Schedule of equipment sales within services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Equipment sales services	$ 14,993	$ 8,556	$ 23,954
Broadcast [Member]
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Equipment sales services	1,300	233	315
Enterprise [Member]
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Equipment sales services	$ 13,693	$ 8,323	$ 23,639